Derivative financial instruments - Movement in reserves related to hedge accounting (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement in cash flow hedge reserve
Cash flow hedges marked to market		$ 155	$ 1,065	$ (825)
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		(686)	(428)	1,502
Cash flow hedges (including reclassifications), pre-tax		(531)	637	677
Movement in costs of hedging reserve
Costs of hedging marked to market		(2)	(67)	61
Costs of hedging reclassified to the income statement		(2)	(11)	25
Costs of hedging (including reclassifications), Pre-tax		(4)	(78)	86
Movement in cash flow hedge and costs of hedging reserves
Total reserve, period start		361	(212)
Cash flow hedges marked to market		154	1,080
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		(686)	(428)	1,502
Costs of hedging marked to market		(2)	(67)	61
Costs of hedging reclassified to the income statement		(2)	(11)	25
Cash flow hedges and cost of hedges (including reclassifications), pre-tax		(536)	574
Cash flow hedges transferred to the balance sheet	[1]	10	1	(1)
Total reserve, period start		(185)	361	(212)
Highly probable forecast capital expenditure | Cash flow hedges
Movement in cash flow hedge reserve
Reserve of cash flow hedges, period start		14	0
Cash flow hedges marked to market		(1)	15
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		0	0
Cash flow hedges (including reclassifications), pre-tax		(1)	15
Reserve of cash flow hedges, period end		3	14	0
Movement in cash flow hedge and costs of hedging reserves
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		0	0
Cash flow hedges transferred to the balance sheet		10	1
Highly probable forecast sales | Cash flow hedges
Movement in cash flow hedge reserve
Reserve of cash flow hedges, period start		529	(108)
Cash flow hedges marked to market		155	1,065
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		(686)	(428)
Cash flow hedges (including reclassifications), pre-tax		(531)	637
Reserve of cash flow hedges, period end		(2)	529	(108)
Movement in cash flow hedge and costs of hedging reserves
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		(686)	(428)
Cash flow hedges transferred to the balance sheet		0	0
Interest rate and foreign currency risk on finance debt | Fair value hedges
Movement in costs of hedging reserve
Cost of hedging reserve, period start		(182)	(104)
Costs of hedging marked to market		(2)	(67)
Costs of hedging reclassified to the income statement		(2)	(11)
Costs of hedging (including reclassifications), Pre-tax		(4)	(78)
Cost of hedging reserve, period end		(186)	(182)	$ (104)
Movement in cash flow hedge and costs of hedging reserves
Costs of hedging marked to market		(2)	(67)
Costs of hedging reclassified to the income statement		$ (2)	$ (11)

[1]	See Note 32 for further information.